CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)		3 Months Ended		9 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue, net		$ 18,897,000	$ 12,691,000	$ 52,805,000	$ 38,027,000
Cost of revenue		12,851,000	10,373,000	37,488,000	28,685,000
Gross profit		6,046,000	2,318,000	15,317,000	9,342,000
Operating expenses
Selling, general & administrative expenses		5,313,000	2,025,000	12,321,000	7,898,000
Total operating expenses		5,313,000	2,025,000	12,321,000	7,898,000
Loss from operations		733,000	293,000	2,996,000	1,444,000
Other income/ (expense)
Change in fair value of forward purchase agreement put option liability		(17,247,000)		(17,247,000)
Change in fair value of derivative warrant liabilities		852,000		852,000
Interest income		83,000	80,000	217,000	175,000
Interest expense		(115,000)	(52,000)	(314,000)	(166,000)
Other income/(expense), net		(50,000)	106,000	70,000	518,000
Total other income/(expense), net		(16,477,000)	134,000	(16,422,000)	527,000
Income/(loss) before income taxes		(15,744,000)	427,000	(13,426,000)	1,971,000
Income tax expense		(557,000)	(742,000)	(1,454,000)	(1,150,000)
Net income / (loss)		(16,301,000)	(315,000)	(14,880,000)	821,000
Less: Net income / (loss) attributable to noncontrolling interests		(44,000)	(45,000)	137,000	125,000
Less: Net income attributable to redeemable noncontrolling interests		154,000		154,000
Net income / (loss) attributable to shareholders’ of Aeries Technology, Inc.		$ (16,411,000)	$ (270,000)	$ (15,171,000)	$ 696,000
Net loss per share attributable to shareholders’ of Aeries Technology, Inc.
Weighted average shares outstanding of Class A ordinary shares, basic and diluted	[1]	15,389,062		15,389,062
Basic net loss per Class A ordinary share	[1]	$ (1.08)		$ (1.08)
Diluted net loss per Class A ordinary share	[1]	$ (1.08)		$ (1.08)

[1]	For the three and nine months ended December 31, 2023, net loss per Class A ordinary share and weighted average Class A ordinary shares outstanding is representative of the period from November 6, 2023 through December 31, 2023, the period following the Business Combination, as defined in Note 1. For more information refer to Note 15